Leases	12 Months Ended
Jul. 31, 2025
Leases [Abstract]
LEASES

NOTE 11 — LEASES

The Group’s leasing activities primarily consist of operating leases for its offices with terms ranging from 1 to 6 years. Certain leases include options for renewal. The Group does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. ASC 842 requires lessee to recognize right-of-use assets and lease liabilities on the balance sheet upon the lease commitment date. Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. As of July 31, 2025 and 2024, the Group’s right-of-use assets and lease liabilities are as follows.

	As of July 31,
	2025	2024
Operating lease right-of-use assets	$6,782,354	$4,384,300

Operating lease liabilities - current	$2,728,326	$2,121,666
Operating lease liabilities - noncurrent	4,222,089	2,425,578
Total lease liabilities	$6,950,415	$4,547,244

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of July 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.84	2.37
Weighted average discount rate	2.55%	1.51%

During the years ended July 31, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $2,208,699, $1,705,711 and $1,433,140, respectively.

The following table summarizes the maturity of operating lease liabilities as of July 31, 2025:

Amount
Year ending July 31,
2026	$2,850,315
2027	1,542,460
2028	843,754
2029	821,304
2030	821,304
After 2030	223,992
Total lease payments	7,103,129
Less: imputed interest	(152,714)
Total lease liabilities	$6,950,415

Supplemental cash flow information related to leases for the years ended July 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended July 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Payments for operating leases included in cash from operating activities	$2,602,143	$1,969,440	$1,314,835